Profit/(Loss) Before Income Tax (Tables)	12 Months Ended
Jun. 30, 2025
Profit/(Loss) Before Income Tax [Abstract]
Schedule of Profit/ (Loss) Before Income Tax	The expenses by nature of the Company are also disclosed in the charges below:
	June 30, 2023	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	RM	USD
Cost of sales
Cost of materials	18,679,518	11,780,723	13,830,947	3,286,510
Employee benefits expense
- Salaries and related costs	7,542,589	5,081,734	4,558,921	1,083,291
- Defined contribution plan	538,281	437,120	397,451	94,442

Property, plant and equipment written off	1,802	-	13	3

Selling and distribution expenses
Freight outwards	329,104	248,473	348,810	82,884
Short-term lease expenses - Rental of warehouse (Note 12)	388,728	56,689	52,807	12,548

General and administrative expenses
Employee benefits expense
- Salaries and related costs	1,818,024	1,717,475	1,860,017	441,977
- Defined contribution plan	213,089	204,689	215,438	51,192
- Staff welfare	120,707	148,813	89,260	21,210
- Directors’ remuneration	186,049	184,401	378,442	89,925
Legal and professional fees	204,233	317,838	2,769,197	658,017
Short-term lease expenses - Rental of office (Note 12)	8,908	6,000	12,000	2,851